Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Subsequent Events
Note 9. Subsequent Events
The Company has completed an evaluation of all subsequent events through the date these financial statements were issued, to ensure these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements. The Company has concluded that no events or transactions have occurred that require disclosure, other than those described below.
Amendment No. 2 to Merger Agreement
The Merger Agreement was amended on July 22, 2025, pursuant to Amendment No. 2 to Merger Agreement, by and among Denali, Merger Sub and the Company. Among other things, Amendment No. 2 to Merger Agreement modifies the definitions of the Exchange Ratio (as defined in Amendment No. 2 to Merger Agreement) and Merger Consideration (as defined in Amendment No. 2 to Merger Agreement) to facilitate the issuance of additional shares of the Company’s common stock prior to the closing of the Business Combination in connection with any potential private placement financing and to advisors and other service providers for services rendered.
Amendment to Consulting Services Agreement with 450W42ND MIMA, LLC
On July 22, 2025, the Company entered into an amendment to the consulting services agreement previously entered with 450W42ND MIMA, LLC on August 25, 2024. Pursuant to the amendment, among other things, the parties agreed that in exchange for the services provided thereunder, the Company agreed to instead issue to 450W42ND MIMA, LLC 3.2 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Amendment to Consulting Services Agreement with Wise Orient Investments Limited
On July 22, 2025, the Company entered into an amendment to the consulting services agreement previously entered with Wise Orient Investments Limited on August 26, 2024. Pursuant to the amendment, among other things, the parties agreed that in exchange for the services provided thereunder, the Company agreed to instead issue to Wise Orient Investments Limited 3.2 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.

Amendment to Consulting Services Agreement with JW Investment Management Company Limited
On July 22, 2025, the Company entered into an amendment to the advisory services agreement previously entered with JW on June 12, 2025. Pursuant to the amendment, among other things, the parties agreed that in exchange for the services provided thereunder, the Company agreed to instead issue to JW 8.0 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Stock Issuance Agreement
On July 22, 2025, the Company entered into a stock issuance agreement with the law firm named therein pursuant to which the law firm is issued 10,000,000 shares of the Semnur Common Stock as a retainer for legal services and payment for prior services that were exchanged for shares of New Semnur Common Stock upon closing of the Business Combination pursuant to the terms of the Merger Agreement.
Amendment to Increase Authorized Shares
On July 23, 2025, the Company’s board of directors approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the authorized number of shares of all classes of Company’s stock to 785,000,00 shares, consisting of (i) 740,000,000 shares of common stock, par value $0.00001 per share, and (ii) 45,000,000 shares of preferred stock, par value $0.00001 per share.
PIPE Securities Purchase Agreement
On August 20, 2025, the Company and Denali entered into a securities purchase agreement (the “PIPE SPA”) with the investor named therein (the “PIPE Investor”), pursuant to which the investor agreed to purchase 1,250,000 shares of New Semnur Common Stock at a price of $16.00 per share, for an aggregate purchase price of $20.0 million following the consummation of the Business Combination. On September 22, 2025, the SPA was amended to provide that unless such agreement was terminated pursuant to its terms (or otherwise by mutual agreement of the parties thereto), the closing of the transactions contemplated thereby would occur not later than the 14th business day following the closing of the Business Combination, subject to the satisfaction or waiver of the closing conditions set forth therein.
Consummation of Business Combination
On September 22, 2025, Denali consummated the Business Combination pursuant to the terms of the Merger Agreement with the Company and Merger Sub (the “Closing”). Pursuant to the Merger Agreement, Denali acquired all of the issued and outstanding equity interests of Legacy Semnur. At the Closing, (i) each outstanding share of Semnur Common Stock as of immediately prior to the Effective Time (other than shares held by Semnur or its subsidiaries or shares the holders of which exercise dissenters’ rights of appraisal) automatically converted into the right to receive a number of shares of New Semnur Common Stock equal to the Exchange Ratio (as defined in the Merger Agreement), (ii) each outstanding share of Legacy Semnur Preferred Stock as of immediately prior to the Effective Time automatically converted into the right to receive (a) one share of New Semnur Series A Preferred Stock and (b) one-tenth of one share of New Semnur Common Stock, and (iii) each option to purchase Legacy Semnur Common Stock that was outstanding as of immediately prior to the Effective Time converted into the right to receive an option to purchase a number of New Semnur Common Stock upon substantially the same terms and conditions as were in effect with respect to such option immediately prior to the Effective Time with the exercise price thereof adjusted by the Exchange Ratio. The Merger Consideration transferred to Semnur stockholders and holders of Legacy Semnur Options (given that the Option Exchange Proposal was approved by the Denali shareholders at the Denali Shareholder Meeting) at Closing was
280,500,000
shares of New Semnur Common Stock, which is equal to the quotient of (i) the sum of (A) $
2.5
billion plus (B) the product of (1) the aggregate number of shares of Legacy Semnur Common Stock and Legacy

Semnur Options issued after the date of the Merger Agreement and outstanding immediately prior to the Effective Time multiplied by (y) 1.25 multiplied by (2) $
10.00
, divided by (ii) $
10.00
. Additionally, pursuant to the terms of the Debt Exchange Agreement (see Note 7), all existing related party indebtedness between the Company and Scilex, totaling $54,236,058, was contributed by Scilex to the Company in exchange for an aggregate 5,423,606 shares of Series A Preferred Shares. At the Effective Time of the Business Combination, such shares were exchanged for 423,606 shares of New Semnur Series A Preferred Stock and 542,361 shares of New Semnur Common Stock.
In connection with the completion of the Business Combination, Denali was renamed to, and will operate as, “Semnur Pharmaceuticals, Inc.” The Company’s Common Stock and the Company’s Warrants began trading on the OTC Markets under the new ticker symbol “SMNR” and “SMNRW”, respectively, on September 23, 2025.
The Business Combination was accounted for as a reverse recapitalization. Because Scilex controlled Semnur before the Business Combination and will also control New Semnur following the Business Combination, Denali was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Semnur issuing stock for the net assets of Denali, accompanied by a recapitalization whereby the net assets of Denali will be stated at historical cost and no goodwill or other intangible assets are recorded.
Bitcoin Securities Purchase Agreement
On September 23, 2025, the Company entered into a Securities Purchase Agreement (the “Semnur/Biconomy SPA”) with an Biconomy PTD.LTD (“Biconomy”). Pursuant to the Semnur/Biconomy SPA, the Company agreed to issue and sell, and Biconomy agreed to purchase, an aggregate of 6,250,000 shares (the “Biconomy Shares”) of New Semnur Common Stock, for a purchase price of $16.00 per share, payable in Bitcoin blockchain (“Bitcoin”), with such amount of Bitcoin equal to the quotient of (A) the buyer’s respective aggregate purchase price divided by (B) the spot exchange rate for Bitcoin as published by Coinbase.com at 8:00 p.m. (New York City time) on the trading day immediately prior to the closing date of the purchase.

Note 11. Subsequent Events
The Company has completed an evaluation of all subsequent events through the date these financial statements were issued, to ensure these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements. The Company has concluded that no events or transactions have occurred that require disclosure.
Pursuant to the Merger Agreement Amendment, among other things, parties agreed to (i) modify certain covenants of the parties to address the potential delisting of the Denali Securities from the Nasdaq Capital
Market, (ii) extend the Outside Date to September 30, 2025, and (iii) require Denali to amend its organizational documents to extend the period of time within which Denali can complete a business combination to December 11, 2025, or such other date that is mutually agreed to by the Company and Denali.

Denali Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Subsequent Events
NOTE 10 - SUBSEQUENT EVENTS
The Company has evaluated subsequent events through August 15, 2025 when these consolidated financial statements were issued and determined that there were no significant unrecognized events through that date other than those noted below.
From July to August 2025, the Company had deposited an aggregate total of $1,750 into the Trust Account in order to extend the period of time it has to consummate a business combination by one month, from the current deadline to September 11, 2025.
On July 22, 2025, the Company entered into Amendment No. 2 to the Merger Agreement with Semnur and Merger Sub (“Amendment No. 2”). Amendment No. 2 amends the Merger Agreement to, among other things, modify the definitions of the “Exchange Ratio” and “Merger Consideration” to facilitate the issuance of additional shares of common stock of Semnur prior to the closing of the Business Combination in connection with any potential private placement financing or for issuance to advisors and other service providers for services rendered and maintain the 1.25-to-1 exchange ratio.

NOTE 10 – SUBSEQUENT EVENTS
The Company has evaluated subsequent events through April 1, 2025 when these consolidated financial statements were issued and determined that there were no significant unrecognized events through that date other than those noted below.
On January 6, 2025, February 11, 2025 and March 11, 2025, Scilex had deposited an aggregate of $45,191 drawn down from the Extension Scilex Convertible Promissory Note to the Trust Account to extend the time the Company has to consummate an initial business combination from January 11, 2025 to April 11, 2025.
On January 24, 2025, the Company and Sponsor agreed that, in addition to the Initial Principal Amount under the Convertible Promissory Note 1, the Company may request an additional aggregate amount of up to $591,800, which may be drawn down in one or more tranches at any time prior to the Maturity Date, raising the total limit up to $2,000,000.
On March 27, 2025, the Company filed a definitive proxy to hold an extraordinary general meeting of shareholders to consider and vote upon a proposal to amend, by way of special resolution, the amended and restated memorandum and articles of association of the Company to extend the date by which the Company must either (i) consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company and one or more businesses or entities or (ii) cease its operations, except for the purpose of winding up, if it fails to complete such initial business combination and redeem 100% of the Company’s Class A ordinary shares, included as part of the units sold in the Company’s IPO that was consummated on April 11, 2022 from April 11, 2025 to December 11, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to eight (8) times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred, without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees or a third party) will deposit into the Trust Account for each such one-month extension an extension fee, unless the closing of the Company’s initial business combination has occurred, in exchange for a non-interest bearing promissory note payable upon consummation of an initial business combination.